Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 17 – Related party balances and transactions

Related party balances

The amount due from related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2023	December 31, 2022
Exquisite Elite Limited	Shareholder	Advances to payment of professional fee	$6,228	$54,882
Mr. Hui Wang	Senior employee	Advances for operational purpose	189,222	32,839
Mr. Jinlong Yang	Chairman and Chief Executive Officer	Advances for operational purpose	233,432	709,694
Mr. Mingzhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	1,300,712	1,002,332
			$1,729,594	$1,799,747

The amount due to related parties consists of the following:

Related Party Name (EN)	Relationship	Nature	December 31, 2023	December 31, 2022
Mr. Zuojie Dai	Manager of MingZhu Pengcheng	Advances for operational purpose		75,180
Exquisite Elite Limited	Shareholder	Advances to payment of professional fee	25,160	-
MingZhu Logistics	Mr. Jinlong Yang’s family member as sole shareholder	Lending with no interests	998	-
Mr. Jingwei Zhang	Chief Financial Officer	Advances for operational purpose	75,021	75,021
Lihui Wang	Manager of Feipeng	Advances for operational purpose	13,359	77,540
Xiangyin Guo	Manager of Zhisheng	Advances for operational purpose	5,339,035	5,881,125
Mr. Jinlong Yang	CEO	Advances for operational purpose	2,758,395	-
			$8,211,968	$6,108,866

Collateral and Guarantee

The collateral and guarantee made by related parties to the Company as of December 31, 2023 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2023
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his familiy members	Bank of China	From May 25, 2023 to May 25, 2024	$2,996,224	$2,636,677
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his familiy members	Bank of China	From May 24, 2023 to May 24, 2024	523,776	460,923
Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s family members, pledged by a property owned by Shenzhen Bangrui Aviation Service Co. Ltd.	China Everbright Bank	From November 13, 2023 to May 12, 2024	2,112,000	1,135,411
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	Guilin Bank	From April 28, 2023 to April 28, 2024	408,320	408,320
Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.	The Industrial Bank Co., Ltd.	From May 10, 2023 to May 10, 2024	422,400	337,920
Guarantee by Mr. Lihui Wang	Bank of China	From October 20, 2023 to October 20, 2024	1,126,400	1,126,400
Guarantee by Mr. Lihui Wang	Bank of China	From January 3, 2023 to January 3, 2024	281,600	281,600
Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	WeBank Co., Ltd.	From July 13, 2022 to July 13, 2024	420,992	122,719
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From July 5, 2022 to July 5, 2024	101,376	72,277
Guarantee by Mr. Jinlong Yang	WeBank Co., Ltd.	From September 8, 2022 to September 8, 2024	$140,800	$75,093
			$8,533,888	$6,657,340

The collateral and guarantee made by related parties to the Company as of December 31, 2022 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2022
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	The Industrial Bank Co., Ltd.(3)	From May 9, 2022 to May 9, 2023	$347,967	$347,967
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	Bank of China(6)	From May 16, 2022 to May 16, 2023	4,059,618	3,340,486
Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	China Everbright Bank(4)	From November 23, 2022 to November 22, 2023	2,174,796	2,087,804
Guarantee by Mr. Jinlong Yang and MingZhu Logistics	Guilin Bank(5)	From April 28, 2022 to April 28, 2023	420,460	420,460
Guarantee by Mr. Dongdong Wang and his Spouse	Zhejiang Mintai Commercial Bank	From June 30, 2022 to June 8, 2023	289,973	289,973
Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	Zhejiang Tailong Commercial Bank Co., Ltd. (2)	From November 18, 2022 to May 17, 2023	376,965	376,965
Guarantee by Mr. Lihui Wang	Bank of China(6)	From January 3, 2022 to January 3, 2023	289,973	289,973
Guarantee by Mr. Lihui Wang	Bank of China(6)	From September 2022 to September 2023	1,159,891	1,159,891
			$9,119,643	$8,313,519